Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	MORGAN STANLEY NY MUNICIPAL MONEY MARKET TRUST
Central Index Key	0000859037
Amendment Flag	false
Document Creation Date	Apr 26, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST
MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST
Investment Objective

Morgan Stanley New York Municipal Money Market Trust (the "Fund") is a money market fund that seeks to provide as high a level of daily income exempt from federal and New York income tax as is consistent with stability of principal and liquidity.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees. The Fund offers two Classes of shares: the Reserve Class and the AA Sweep Class. Each Class has the same fees and expenses. Each Class is offered to different groups of investors. See the "Share Class Arrangements/Eligible Investors" section for further information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST		Reserve Class	Sweep Class
Advisory Fee		0.37%	0.37%
Shareholder Servicing Fees		0.10%	0.10%
Other Expenses		0.10%	0.10%
Total Annual Fund Operating Expenses	[1]	0.57%	0.57%
Fee Waivers and/or Expense Reimbursements	[1]	0.42%	0.42%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.15%	0.15%
[1]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc. have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST (USD $)	1 Year	3 Years	5 Years	10 Years
Reserve Class	15	48	85	192
Sweep Class	15	48	85	192

Principal Investment Strategies

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and New York income taxes. The Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The Adviser generally invests substantially all of the Fund's assets in New York municipal obligations. The interest on these investments is exempt from New York state, city and federal income tax. The Adviser may at times purchase securities that pay interest that is exempt from federal income tax but not from New York state or city taxes. The Fund may invest any amount of its assets in New York municipal obligations (and to the extent the Fund may purchase other tax exempt securities) that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income.

Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper.

The Fund's investments may include tender option bonds and custodial receipts. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third-party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations. Additionally, the Fund may invest in investment companies, including money market funds, and may invest some or all of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates.

The Fund may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable rate or floating rate obligations may fluctuate based upon changes in market rates.

The Fund has a fundamental policy of investing at least 80% of its assets in New York tax-exempt municipal obligations; these securities nevertheless may be subject to an "alternative minimum tax." A fundamental policy may not be changed without shareholder approval.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in this Fund include:

•  Credit and Interest Rate. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Fund is subject to the added credit risk of concentrating its investments in a single state—New York—and its municipalities. Because the Fund concentrates its investments in securities issued by New York state and local governments and government authorities, the Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning the ability of New York issuers to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

•  Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third-party provider of the demand option, thus causing the bond or receipt to become illiquid.

•  Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Reserve Class (or "Class R") shares (effective November 1, 2005, the Fund's outstanding shares were reclassified as Reserve Class shares) performance from year-to-year and by showing the Fund's average annual returns for the one, five and 10 year periods and for the life of the Fund (where applicable). The performance of the AA Sweep Class (or "Class S") shares will not differ because they have the same ongoing fees. The Fund's past performance does not indicate how the Fund will perform in the future.

Annual Total Returns-Calendar Years

High Quarter	6/30/07	0.80%
Low Quarter	3/31/10	0.00%

Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST	Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years	Average Annual Returns, Life of Fund		Average Annual Returns, Inception Date
Reserve Class	0.01%	0.32%	1.02%		[1]
Sweep Class	0.01%	0.32%		0.46%	[1]	Sep 17, 2007
[1]	AA Sweep Class commenced operations on September 17, 2007.

For the Fund's most recent 7-day annualized yield, you may call toll-free (800) 869-NEWS.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Morgan Stanley New York Municipal Money Market Trust (the "Fund") is a money market fund that seeks to provide as high a level of daily income exempt from federal and New York income tax as is consistent with stability of principal and liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees. The Fund offers two Classes of shares: the Reserve Class and the AA Sweep Class. Each Class has the same fees and expenses. Each Class is offered to different groups of investors. See the "Share Class Arrangements/Eligible Investors" section for further information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and New York income taxes. The Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The Adviser generally invests substantially all of the Fund's assets in New York municipal obligations. The interest on these investments is exempt from New York state, city and federal income tax. The Adviser may at times purchase securities that pay interest that is exempt from federal income tax but not from New York state or city taxes. The Fund may invest any amount of its assets in New York municipal obligations (and to the extent the Fund may purchase other tax exempt securities) that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income.

Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper.

The Fund's investments may include tender option bonds and custodial receipts. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third-party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations. Additionally, the Fund may invest in investment companies, including money market funds, and may invest some or all of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates.

The Fund may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable rate or floating rate obligations may fluctuate based upon changes in market rates.

The Fund has a fundamental policy of investing at least 80% of its assets in New York tax-exempt municipal obligations; these securities nevertheless may be subject to an "alternative minimum tax." A fundamental policy may not be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in this Fund include:

•  Credit and Interest Rate. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Fund is subject to the added credit risk of concentrating its investments in a single state—New York—and its municipalities. Because the Fund concentrates its investments in securities issued by New York state and local governments and government authorities, the Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning the ability of New York issuers to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

•  Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third-party provider of the demand option, thus causing the bond or receipt to become illiquid.

•  Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Reserve Class (or "Class R") shares (effective November 1, 2005, the Fund's outstanding shares were reclassified as Reserve Class shares) performance from year-to-year and by showing the Fund's average annual returns for the one, five and 10 year periods and for the life of the Fund (where applicable). The performance of the AA Sweep Class (or "Class S") shares will not differ because they have the same ongoing fees. The Fund's past performance does not indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Reserve Class (or "Class R") shares (effective November 1, 2005, the Fund's outstanding shares were reclassified as Reserve Class shares) performance from year-to-year and by showing the Fund's average annual returns for the one, five and 10 year periods and for the life of the Fund (where applicable).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	6/30/07	0.80%
Low Quarter	3/31/10	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the Fund's most recent 7-day annualized yield, you may call toll-free (800) 869-NEWS.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 869-NEWS
Reserve Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.37%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	192
Annual Return 2003	rr_AnnualReturn2003	0.27%
Annual Return 2004	rr_AnnualReturn2004	0.55%
Annual Return 2005	rr_AnnualReturn2005	1.84%
Annual Return 2006	rr_AnnualReturn2006	2.86%
Annual Return 2007	rr_AnnualReturn2007	3.13%
Annual Return 2008	rr_AnnualReturn2008	1.54%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	0.32%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	1.02%
Average Annual Returns, Life of Fund	rr_AverageAnnualReturnSinceInception		[2]
Sweep Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.37%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	192
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	0.32%
Average Annual Returns, Life of Fund	rr_AverageAnnualReturnSinceInception	0.46%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007

[1]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc. have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[2]	AA Sweep Class commenced operations on September 17, 2007.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013